General information (Details Text) (Detail) $ / shares in Units, shares in Thousands, R$ in Thousands, $ in Millions	Jun. 26, 2018 BRL (R$)	Jun. 26, 2018 USD ($) $ / shares shares	Jan. 26, 2018 BRL (R$)	Jan. 26, 2018 USD ($) $ / shares shares	Jun. 30, 2019	Mar. 15, 2019 BRL (R$)	Jan. 04, 2019
General information (Details Text)
PagSeguro Digital has control of the shares PagSeguro Brazil					99.99%
Underwriting discounts and commissions	R$ 29,900	$ 7.9	R$ 137,800	$ 43.8
Other offering expenses	11,900	$ 3.1	16,700	$ 5.2
BancoSeguro
General information (Details Text)
PagSeguro Group acquired the share capital and obtained the control of BBN Banco de Negocios S.A							100.00%
Netpos Serviços de Informática S.A. [Member]
General information (Details Text)
Consideration settled in cash | R$						R$ 1,500
Percentage of voting interest acquired						10.00%
Class A common shares | Shares offered by PagSeguro Digital
General information (Details Text)
Global offering of shares		11,550,000		50,925,642
Initial offer price per share | $ / shares		$ 29.25		$ 21.50
Net proceeds from issuance of new shares	1,232,600	$ 326.8	3,289,800	$ 1,046.0
Gross proceeds received from issuance of new shares	R$ 1,274,400	$ 337.8	R$ 3,444,200	$ 1,095.2
Class A common shares | Shares were offered by the controlling shareholder UOL
General information (Details Text)
Global offering of shares		26,400,000		70,267,746